Meridian Small Cap Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)
	Shares	Value
Common Stocks - 83.7%
Communication Services - 2.0%
Interactive Media & Services - 2.0%
Angi, Inc.[1,2]	160,420	$1,098,877
Cargurus, Inc.[1]	102,882	3,503,132
Total Communication Services		4,602,009
Consumer Discretionary - 6.1%
Automobile Components - 1.2%
Fox Factory Holding Corp.[1]	64,204	1,056,798
Stoneridge, Inc.[1]	386,041	1,864,578
		2,921,376
Hotels, Restaurants & Leisure - 4.9%
Black Rock Coffee Bar, Inc. Class A1,2	114,834	1,483,655
Churchill Downs, Inc.	31,704	2,847,970
First Watch Restaurant Group, Inc.[1]	165,177	1,731,055
Monarch Casino & Resort, Inc.	17,167	1,641,165
Pursuit Attractions and Hospitality, Inc.[1]	102,185	3,743,037
		11,446,882
Total Consumer Discretionary		14,368,258
Consumer Staples - 2.4%
Tobacco - 2.4%
Turning Point Brands, Inc.	63,558	5,516,199
Total Consumer Staples		5,516,199
Energy - 3.5%
Energy Equipment & Services - 0.7%
NCS Multistage Holdings, Inc.[1]	27,330	1,690,087
Oil, Gas & Consumable Fuels - 2.8%
Crescent Energy Co. Class A2	97,851	1,320,988
Viper Energy, Inc. Class A	110,211	5,178,815
		6,499,803
Total Energy		8,189,890
Financials - 4.7%
Capital Markets - 1.0%
WisdomTree, Inc.[2]	169,829	2,472,710
Consumer Finance - 1.0%
Figure Technology Solutions, Inc. Class A1,2	67,806	2,302,014
Financial Services - 0.6%
Remitly Global, Inc.[1]	94,575	1,481,990
Insurance - 2.1%
Accelerant Holdings Class A (Cayman Islands)[1,2]	124,017	1,656,867
	Shares	Value
Neptune Insurance Holdings, Inc. Class A1	132,909	$3,215,069
		4,871,936
Total Financials		11,128,650
Health Care - 28.7%
Biotechnology - 11.8%
Aktis Oncology, Inc.[1,2]	105,570	1,888,647
CareDx, Inc.[1]	187,157	3,249,046
CG oncology, Inc.[1]	39,213	2,653,936
Compass Therapeutics, Inc.[1,2]	211,802	1,120,433
Erasca, Inc.[1,2]	31,761	513,893
Kiniksa Pharmaceuticals International Plc[1]	30,758	1,480,998
Neurogene, Inc.[1,2]	75,859	1,529,317
Newamsterdam Pharma Co., N.V. (Netherlands)[1,2]	53,374	1,708,502
Nuvalent, Inc. Class A1	19,673	2,015,499
ORIC Pharmaceuticals, Inc.[1,2]	150,199	1,903,021
PMV Pharmaceuticals, Inc.[1]	1,078,920	1,337,861
Praxis Precision Medicines, Inc.[1]	9,199	2,963,826
Veracyte, Inc.[1,2]	117,978	3,800,071
Zenas Biopharma, Inc.[1,2]	84,524	1,652,444
		27,817,494
Health Care Equipment & Supplies - 6.1%
Axogen, Inc.[1]	215,942	7,154,158
Merit Medical Systems, Inc.[1]	27,887	1,922,251
Tandem Diabetes Care, Inc.[1]	274,345	5,259,194
		14,335,603
Health Care Providers & Services - 5.3%
HealthEquity, Inc.[1]	12,087	1,010,111
Hinge Health, Inc. Class A1	135,099	5,209,417
LifeStance Health Group, Inc.[1]	215,038	1,369,792
Lumexa Imaging Holdings, Inc.[1]	129,960	1,117,656
Pediatrix Medical Group, Inc.[1]	116,167	2,484,812
Privia Health Group, Inc.[1]	55,432	1,140,236
		12,332,024
Health Care Technology - 2.7%
Certara, Inc.[1,2]	384,032	2,188,982
Waystar Holding Corp.[1]	176,296	4,250,497
		6,439,479
Life Sciences Tools & Services - 1.0%
Stevanato Group SpA (Italy)	174,142	2,394,453
Pharmaceuticals - 1.8%
Definium Therapeutics, Inc.[1,2]	115,671	2,186,182
Structure Therapeutics, Inc. ADR[1,2]	42,027	2,025,701
		4,211,883
Total Health Care		67,530,936

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
	Shares	Value
Industrials - 19.8%
Aerospace & Defense - 0.9%
Voyager Technologies, Inc. Class A1,2	42,282	$988,976
York Space Systems, Inc.[1,2]	44,931	996,120
		1,985,096
Commercial Services & Supplies - 4.2%
ACV Auctions, Inc. Class A1	275,192	1,166,814
Cimpress Plc (Ireland)[1,2]	52,850	3,858,050
Montrose Environmental Group, Inc.[1,2]	56,630	1,239,631
RB Global, Inc. (Canada)[2]	38,702	3,709,586
		9,974,081
Construction & Engineering - 1.8%
Legence Corp. Class A1,2	33,693	1,902,307
Sterling Infrastructure, Inc.[1]	5,752	2,342,617
		4,244,924
Machinery - 5.5%
Federal Signal Corp.	49,514	5,354,444
Kadant, Inc.[2]	17,107	5,001,231
SPX Technologies, Inc.[1]	12,617	2,522,643
		12,878,318
Marine Transportation - 2.0%
Kirby Corp.[1]	35,291	4,689,468
Professional Services - 2.8%
Andersen Group, Inc. Class A1,2	69,059	1,878,405
Asure Software, Inc.[1,2]	227,146	1,953,456
Forrester Research, Inc.[1]	138,859	785,942
TriNet Group, Inc.	54,445	1,983,431
		6,601,234
Trading Companies & Distributors - 2.6%
NPK International, Inc.[1]	229,340	3,323,137
Titan Machinery, Inc.[1]	74,726	1,249,419
Transcat, Inc.[1,2]	21,183	1,555,891
		6,128,447
Total Industrials		46,501,568
Information Technology - 12.7%
Electronic Equipment, Instruments & Components - 0.8%
Crane NXT Co.[2]	25,231	1,024,126
Mirion Technologies, Inc.[1]	45,378	843,577
		1,867,703
Semiconductors & Semiconductor Equipment - 2.8%
Allegro MicroSystems, Inc. (Japan)[1,2]	49,489	1,560,388
indie Semiconductor, Inc. Class A (China)[1,2]	626,040	2,015,849
	Shares	Value
PDF Solutions, Inc.[1,2]	51,613	$1,688,261
Rambus, Inc.[1]	16,993	1,461,908
		6,726,406
Software - 9.1%
8x8, Inc.[1]	623,471	1,034,962
Alkami Technology, Inc.[1,2]	248,209	3,889,435
Amplitude, Inc. Class A1,2	533,651	3,639,500
Cellebrite DI Ltd. (Israel)[1]	120,599	1,661,854
Consensus Cloud Solutions, Inc.[1]	148,215	3,518,624
CS Disco, Inc.[1]	266,251	1,017,079
I3 Verticals, Inc. Class A1,2	79,814	1,784,641
Porch Group, Inc.[1,2]	191,666	1,374,245
Sprout Social, Inc. Class A1	188,320	1,073,424
Weave Communications, Inc.[1]	516,169	2,384,701
		21,378,465
Total Information Technology		29,972,574
Materials - 2.6%
Construction Materials - 0.8%
United States Lime & Minerals, Inc.	13,816	1,804,508
Containers & Packaging - 0.3%
Ranpak Holdings Corp.[1,2]	230,548	823,056
Metals & Mining - 1.5%
Almonty Industries, Inc. (Canada)[1]	187,966	2,721,748
Guardian Metal Resources Plc ADR (United Kingdom)[1]	40,785	712,922
		3,434,670
Total Materials		6,062,234
Real Estate - 0.2%
Specialized REITs - 0.2%
Fermi, Inc.[1,2]	87,685	512,080
Total Real Estate		512,080
Utilities - 1.0%
Water Utilities - 1.0%
Pure Cycle Corp.[1]	239,595	2,410,326
Total Utilities		2,410,326
Total Common Stocks - 83.7% (Cost $176,063,487)		196,794,724

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
	Shares	Value
Warrants - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Helus Pharma, Strike Price $8.14, Expires 06/30/27[1,3]	91,000	$135,135
Total Health Care		135,135
Total Warrants - 0.0% (Cost $0)		135,135
Preferred Stocks - 9.9%
Communication Services - 2.5%
Specialty Retail - 2.5%
Evolve Vacation Rental Network, Inc. Series 8 Acquisition Date: 6/15/18, Cost $3,999,999[1,3,4]	470,013	5,969,165
Total Communication Services		5,969,165
Health Care - 2.3%
Biotechnology - 2.3%
DNA Script Series C Acquisition Date: 10/8/21, Cost $3,431,721[1,3,4]	3,955	773,163
YAP Therapeutics, Inc. Series B Acquisition Date: 1/12/22, Cost $3,000,005[1,3,4]	64,544	4,504,526
Total Health Care		5,277,689
Information Technology - 2.8%
IT Services - 1.8%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $4,184,983[1,3,4]	169,570	4,212,119
Software - 1.0%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $5,655,320[1,3,4]	128,530	2,359,811
Total Information Technology		6,571,930
Real Estate - 2.3%
Real Estate Management & Development - 2.3%
Apartment List, Inc. Series D Acquisition Date: 12/21/20 - 12/24/20, Cost $5,999,998[1,3,4]	1,642,485	5,436,625
Total Real Estate		5,436,625
Total Preferred Stocks - 9.9% (Cost $26,272,025)		23,255,409
	Shares	Value
Private Investment Fund - 1.2%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $2,917,695[1,4,5]	2,917	$2,882,362
Total Private Investment Fund - 1.2% (Cost $2,917,695)		2,882,362
Rights - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Inhibrx, Inc. CVR[1,3]	96,915	69,247
Total Health Care		69,247
Total Rights - 0.0% (Cost $0)		69,247
	Shares/ Principal Amount
Short-Term Investments - 10.5%
Money Market Funds - 10.5%
Goldman Sachs Financial Square Government Fund, Institutional Class, 3.56% [6]	12,476,642	12,476,642
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 3.58% [6,7]	12,134,102	12,134,102
Total Money Market Funds (Cost $24,610,744)		24,610,744
Total Short-Term Investments - 10.5% (Cost $24,610,744)		24,610,744
Total Investments - 105.3% (Cost $229,863,951)		247,747,621
Liabilities in Excess of Other Assets - (5.3)%		(12,536,395)
Net Assets - 100.0%		$235,211,226

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
ADR—American Depositary Receipt
CVR—Contingent Value Rights
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
SpA—Società per Azioni
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2026. Total value of such securities at period-end amounts to $37,253,481 and represents 15.84% of net assets.
[3]	Security is valued using significant unobservable inputs in good faith in accordance with procedures Utilized by the Valuation Designee.
[4]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $26,137,771 and represents 11.11% of net assets.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	The rate shown is the 7-Day SEC yield as of March 31, 2026.
[7]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.arrowmarkpartners.com/meridian/